Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares issued (in shares)	981	940
Common shares outstanding (in shares)	981	940